25. CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016 [1]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	$ 4,588	$ 4,141
Debt obligations	0	$ 276
Within 1 Year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	4,588
Maturities of financial liabilities	4,588
1 to 5 Years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	0
Maturities of financial liabilities	$ 0

[1]	Category E=Financial liabilities at amortized cost